Credit Facilities and Lease Obligations - Additional Information (Details) - USD ($)						1 Months Ended	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 29, 2021	Dec. 06, 2021	Oct. 27, 2021	Apr. 27, 2020	Mar. 07, 2019	Jun. 30, 2020	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 05, 2021	Dec. 31, 2018	Nov. 30, 2018	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 0								$ 0			$ 0	$ 0
Repayments of borrowings															0
Proceeds from Toronto sale					$ 113,000,000.0
Repayments of current borrowings											$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
Number of prepayments																2
New credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings							660,400,000											$ 660,400,000
New credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow (percent)																		0.00%
New credit facility | Top of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow (percent)																		50.00%
Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings							660,400,000				592,300,000				470,400,000			$ 660,400,000	470,400,000	$ 592,300,000		$ 598,300,000
Repayments of borrowings							145,000,000.0	$ 30,000,000.0	$ 61,000,000.0	$ 60,900,000								175,000,000.0	121,900,000	213,000,000.0
Proceeds from borrowings							365,000,000.0											365,000,000.0	0	48,000,000.0
Initial Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 295,400,000								295,400,000			295,400,000	295,400,000					$ 350,000,000.0
Repayments of borrowings				$ 47,000,000.0		$ 1,500,000				875,000								$ 875,000
Initial Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)							2.125%											2.125%			2.125%
Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 0								175,000,000.0			$ 0	175,000,000.0				$ 250,000,000.0
Repayments of borrowings						$ 12,500,000										$ 107,000,000.0		625,000
Amount of accordion feature																							$ 250,000,000.0
Revolver
Disclosure of detailed information about borrowings [line items]
Borrowings							0				0				0			0	0	0		$ 159,000,000.0
Line of credit, maximum borrowing capacity													450,000,000.0											$ 450,000,000.0
Repayments of borrowings	$ 5,000,000.0	$ 215,000,000.0					220,000,000.0	0	$ 0	0	$ 0	$ 53,000,000.0	$ 44,000,000.0	110,000,000.0						$ 207,000,000.0
Proceeds from borrowings			$ 220,000,000.0				220,000,000.0							$ 48,000,000.0
Proceeds from Toronto sale					$ 110,000,000.0
Revolver | Credit facility prepayment
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings																		0
Revolver | Bottom of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)																					0.35%
Revolver | Top of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)																					0.50%
Revolver | London Interbank Offered Rate LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)																					0.75%
Revolver | London Interbank Offered Rate LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)																					2.50%
First Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		145,000,000.0						$ 30,000,000.0		$ 60,000,000.0
First Incremental Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)																					2.50%
Second Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings		365,000,000.0					$ 365,000,000.0								$ 0			365,000,000.0	$ 0
Quarterly repayment of borrowings																		$ 4,562,500
Proceeds from borrowings		365,000,000.0
Second Incremental Term Loan | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)							2.00%											2.00%
Revolving Facility Due March 28, 2025
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity		600,000,000.0
Credit facility accordion feature		$ 150,000,000.0
Letters of credit sub-limit							$ 150,000,000.0											$ 150,000,000.0
Revolving Facility Due March 28, 2025 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)		0.30%
Revolving Facility Due March 28, 2025 | Top of range
Disclosure of detailed information about borrowings [line items]
Commitment fees (percent)							0.45%											0.45%
Revolving Facility Due March 28, 2025 | London Interbank Offered Rate LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)		1.50%
Revolving Facility Due March 28, 2025 | London Interbank Offered Rate LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)		2.25%
Revolving Facility Due March 28, 2025 | Base Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)		0.50%
Revolving Facility Due March 28, 2025 | Base Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings (percent)		1.25%
Revolving Facility Due March 28, 2025 | Bridge Loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity							$ 50,000,000.0											$ 50,000,000.0
Revolving Facility Due March 28, 2025 | Bridge Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Debt instrument term																		10 days
Forecast | Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings																	$ 0
Forecast | Revolver | Credit facility prepayment
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings																	$ 0